Condensed Consolidated Balance Sheets (USD $)	Jul. 31, 2014	Jan. 31, 2014	Jan. 31, 2013
Current assets
Cash	$ 4,389,400	$ 67,478	$ 43,780
Accounts receivable, net of allowances	97,789	68,859	404,713
Advances receivable, net of allowances	2,500	50,000	0
Inventory	286,232	604,046	236,150
Prepaid expenses and deposits	98,275	70,666	47,148
Total current assets	4,874,196	861,049	731,791
Equipment, net	16,253	6,300	1,842
Intangible assets, net	36,352	39,877	55,414
Deferred financing fees	57,341	65,539	198,538
TOTAL ASSETS	4,984,142	972,765	987,585
Current liabilities
Accounts payable and accrued liabilities	585,948	639,099	306,467
Related party payables		0	13,916
Promissory notes payable	3,450	397,422	0
Current portion of convertible promissory notes	0	1,022,294	483,950
Derivative financial instruments	0	241,618	0
Total current liabilities	589,398	2,300,433	804,333
Deferred compensation	37,037	0
Convertible promissory notes	656,508	1,670	0
Derivative financial instruments	33,897,700	0
TOTAL LIABILITIES	35,180,643	2,302,103	804,333
STOCKHOLDERS' EQUITY (CAPITAL DEFICIT)
Common stock Authorized 100,000,000 common shares, par value $0.001 per share Issued and outstanding 36,373,884 common shares (January 31, 2014: 34,728,139)	36,374	34,728	28,522
Common stock to be issued	47,400	7,500	3,750
Accumulated paid-in capital	6,232,619	4,874,095	2,158,151
Accumulated deficit	(36,506,649)	(6,239,416)	(2,000,926)
Accumulated other comprehensive income (loss)	(6,245)	(6,245)	(6,245)
Total stockholders' equity (capital deficit)	(30,196,501)	(1,329,338)	183,252
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,984,142	$ 972,765	$ 987,585